Income tax - Summary of Reconciliation of Tax Benefit/(Expense) and Accounting Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Adjustments in respect of income tax of previous years	$ (1,724)	$ 120	$ 141
Income tax benefit/(expense) reported in the consolidated statement of operations	4,827	2,655	(2,411)
Sweden
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Accounting loss before tax	(397,394)	(215,048)	(57,950)
At Sweden’s corporate income tax rate of 20.6% (21.4%)	81,863	44,300	12,401
Effect of tax rates in foreign jurisdictions	803	(835)	(1,229)
Non-taxable income	7	26
Non-deductible costs	(8,978)	(2,738)	(3,141)
Adjustments in respect of income tax of previous years	1,724	(120)	(141)
Change in unrecognized deferred taxes	(69,219)	(38,915)	(10,373)
Tax effect of changes in tax rates	112	(13)	(439)
Other	121	950	511
Income tax benefit/(expense) reported in the consolidated statement of operations	$ 4,827	$ 2,655	$ (2,411)